Note 7 - Risk Management - Monetary policies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk Management Abstract
Expansionary Europe monetary policy rates	0%
Monetary policies Line Items
Percentage of the risk mitigation level in capital ratio due to the book value of BBVA Groups holdings in foreign emerging currencies	70%
Percentage of appreciation in the euro exchange rate regard each currency	1%
Percentage of hedging of emerging currency denominated earnings in the exercise	61%
The aggregate sensitivity of the BBVA Groups consolidated equity to the fall in the price of shares of the companies at the current year	€ (32)	€ (38)
US Dollar [Member]
Monetary policies Line Items
CET1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	+1,2 bps
Percentage of depreciation against the euro of the main currencies of the geographies where the Group operates	-12%
Mexican peso [Member]
Monetary policies Line Items
CET1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	-0,1 bps
Percentage of depreciation against the euro of the main currencies of the geographies where the Group operates	-8%
Turkish Lira [Member]
Monetary policies Line Items
CET1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	-0,1 bps
Percentage of depreciation against the euro of the main currencies of the geographies where the Group operates	-18%
Other currencies [Member]
Monetary policies Line Items
CET1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	-0,3 bps